Condensed Consolidated Statements of Shareholders' Equity and Comprehensive Income - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Cumulative effect adjustment from adoption of ASC 606 | Accounting Standards Update 2014-09	$ (48,104)					$ (48,104)
Balance, beginning balance (in shares) at Dec. 31, 2017	54,081,601	54,081,601
Balance, beginning balance (in shares) (Accounting Standards Update 2014-09) at Dec. 31, 2017		54,081,601
Beginning balance at Dec. 31, 2017	$ 1,191,000	$ 4,664	$ 481,337	$ 912	$ (38,713)	742,800
Beginning balance (Accounting Standards Update 2014-09) at Dec. 31, 2017	1,142,896	$ 4,664	481,337	912	(38,713)	694,696
Net income	234,493					234,493
Currency translation adjustment	(19,069)				(19,069)
Currency impact of long term funding (net of tax)	(4,137)				(4,137)
Unrealized capital gain – investments	(429)				(429)
Amortization of interest rate hedge	(698)				(698)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(1,480)				$ (1,480)
Fair value of cash flow hedge (net of tax)	(1,480)
Total comprehensive income	208,680					234,493
Exercise of share options (in shares)		355,216
Exercise of share options	14,895	$ 25	14,870
Issue of restricted share units (in shares)		484,256
Issue of restricted share units	35	$ 35
Non-cash stock compensation expense	24,997		24,997
Share issuance costs	(13)		$ (13)
Share repurchase program (in shares)		(485,143)
Share repurchase program	(56,960)	$ (35)		$ 35		(56,960)
Share repurchase costs	$ (46)					(46)
Balance, ending balance (in shares) at Sep. 30, 2018	54,435,930
Ending balance at Sep. 30, 2018	$ 1,334,484					$ 872,183